UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-7852

Exact Name of Registrant as Specified in Charter:    USAA MUTUAL FUNDS TRUST

Address of Principal Executive Offices and Zip Code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and Address of Agent for Service:               ADYM W. RYGMYR
                                                     USAA MUTUAL FUNDS TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's Telephone Number, Including Area Code:  (210) 498-0226

Date of Fiscal Year End:   DECEMBER 31

Date of Reporting Period:  MARCH 31, 2013

ITEM 1.  SCHEDULE OF INVESTMENTS.
USAA MUTUAL FUNDS TRUST - 1ST QUARTER REPORT - PERIOD ENDED MARCH 31, 2013


[LOGO OF USAA]
   USAA(R)

PORTFOLIO OF INVESTMENTS
1ST QUARTER
USAA NASDAQ-100 INDEX FUND
MARCH 31, 2013

                                                                      (Form N-Q)

48480-0513                                   (C)2013, USAA. All rights reserved.

================================================================================

PORTFOLIO OF INVESTMENTS

USAA NASDAQ-100 INDEX FUND
March 31, 2013 (unaudited)

                                                                                  MARKET
NUMBER                                                                             VALUE
OF SHARES   SECURITY                                                               (000)
----------------------------------------------------------------------------------------
            COMMON STOCKS (99.0%)

            CONSUMER DISCRETIONARY (17.3%)
            ------------------------------
            APPAREL, ACCESSORIES & LUXURY GOODS (0.2%)
    6,064   Fossil, Inc.*                                                   $        586
                                                                            ------------
            APPAREL RETAIL (0.4%)
   22,725   Ross Stores, Inc.                                                      1,378
                                                                            ------------
            Automotive Retail (0.3%)
   11,376   O'Reilly Automotive, Inc.*                                             1,167
                                                                            ------------
            BROADCASTING (0.4%)
   14,833   Discovery Communications, Inc. "A"*                                    1,168
                                                                            ------------
            CABLE & SATELLITE (5.0%)
  216,873   Comcast Corp. "A"                                                      9,111
   58,568   DIRECTV*                                                               3,316
   14,444   Liberty Global, Inc. "A"*                                              1,060
  670,299   Sirius XM Radio, Inc.                                                  2,064
   27,508   Virgin Media, Inc.                                                     1,347
                                                                            ------------
                                                                                  16,898
                                                                            ------------
            CASINOS & GAMING (0.4%)
   10,300   Wynn Resorts Ltd.                                                      1,289
                                                                            ------------
            CATALOG RETAIL (0.3%)
   52,392   Liberty Media Corp. - Interactive "A"*                                 1,120
                                                                            ------------
            CONSUMER ELECTRONICS (0.2%)
   20,048   Garmin Ltd.                                                              662
                                                                            ------------
            DEPARTMENT STORES (0.2%)
   10,871   Sears Holdings Corp.*                                                    543
                                                                            ------------
            GENERAL MERCHANDISE STORES (0.3%)
   23,219   Dollar Tree, Inc.*                                                     1,124
                                                                            ------------
            HOMEFURNISHING RETAIL (0.4%)
   23,108   Bed Bath & Beyond, Inc.*                                               1,489
                                                                            ------------
            INTERNET RETAIL (4.9%)
   46,448   Amazon.com, Inc.*                                                     12,378
   12,554   Expedia, Inc.                                                            753
    5,096   Priceline.com, Inc.*                                                   3,506
                                                                            ------------
                                                                                  16,637
                                                                            ------------
            LEISURE PRODUCTS (0.5%)
   35,173   Mattel, Inc.                                                           1,540
                                                                            ------------
            MOVIES & ENTERTAINMENT (2.2%)
  156,016   News Corp. "A"                                                         4,762
   45,355   Viacom, Inc. "B"                                                       2,792
                                                                            ------------
                                                                                   7,554
                                                                            ------------

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1 |  USAA Nasdaq-100 Index Fund

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
                                                                                  MARKET
NUMBER                                                                             VALUE
OF SHARES   SECURITY                                                               (000)
----------------------------------------------------------------------------------------
            RESTAURANTS (1.3%)
   76,573   Starbucks Corp.                                                 $      4,362
                                                                            ------------
            SPECIALTY STORES (0.3%)

   68,856   Staples, Inc.                                                            925
                                                                            ------------
            Total Consumer Discretionary                                          58,442
                                                                            ------------
            CONSUMER STAPLES (4.7%)
            -----------------------
            FOOD RETAIL (0.5%)
   18,938   Whole Foods Market, Inc.                                               1,643
                                                                            ------------
            HYPERMARKETS & SUPER CENTERS (1.4%)
   44,522   Costco Wholesale Corp.                                                 4,724
                                                                            ------------
            PACKAGED FOODS & MEAT (2.6%)
   60,559   Kraft Foods Group, Inc.                                                3,120
  181,728   Mondelez International, Inc. "A"                                       5,563
                                                                            ------------
                                                                                   8,683
                                                                            ------------
            SOFT DRINKS (0.2%)
   16,940   Monster Beverage Corp.*                                                  809
                                                                            ------------
            Total Consumer Staples                                                15,859
                                                                            ------------
            HEALTH CARE (13.1%)
            -------------------
            BIOTECHNOLOGY (8.8%)
   19,924   Alexion Pharmaceuticals, Inc.*                                         1,836
   76,485   Amgen, Inc.                                                            7,841
   24,151   Biogen Idec, Inc.*                                                     4,659
   42,793   Celgene Corp.*                                                         4,960
  155,575   Gilead Sciences, Inc.*                                                 7,612
    9,747   Regeneron Pharmaceuticals, Inc.*                                       1,719
   22,201   Vertex Pharmaceuticals, Inc.*                                          1,221
                                                                            ------------
                                                                                  29,848
                                                                            ------------
            HEALTH CARE DISTRIBUTORS (0.2%)
    8,960   Henry Schein, Inc.*                                                      829
                                                                            ------------
            HEALTH CARE EQUIPMENT (0.6%)
    4,101   Intuitive Surgical, Inc.*                                              2,014
                                                                            ------------
            HEALTH CARE SERVICES (1.8%)
   20,991   Catamaran Corp.*                                                       1,113
   83,642   Express Scripts Holding Co.*                                           4,822
                                                                            ------------
                                                                                   5,935
                                                                            ------------
            HEALTH CARE SUPPLIES (0.2%)
   14,598   DENTSPLY International, Inc.                                             619
                                                                            ------------
            HEALTH CARE TECHNOLOGY (0.5%)
   17,592   Cerner Corp.*                                                          1,667
                                                                            ------------
            LIFE SCIENCES TOOLS & SERVICES (0.3%)
   17,410   Life Technologies Corp.*                                               1,125
                                                                            ------------
            PHARMACEUTICALS (0.7%)
   40,436   Mylan, Inc.*                                                           1,170
    9,607   Perrigo Co.                                                            1,141
                                                                            ------------
                                                                                   2,311
                                                                            ------------
            Total Health Care                                                     44,348
                                                                            ------------
            INDUSTRIALS (2.1%)
            ------------------
            AIR FREIGHT & LOGISTICS (0.5%)
   16,484   C.H. Robinson Worldwide, Inc.                                           980

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                                                   Portfolio of Investments |  2

================================================================================

                                                                                  MARKET
NUMBER                                                                             VALUE
OF SHARES   SECURITY                                                               (000)
----------------------------------------------------------------------------------------
   21,101   Expeditors International of Washington, Inc.                    $        754
                                                                            ------------
                                                                                   1,734
                                                                            ------------
            CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS (0.5%)
   36,119   PACCAR, Inc.                                                           1,826
                                                                            ------------
            ENVIRONMENTAL & FACILITIES SERVICES (0.3%)
    8,786   Stericycle, Inc.*                                                        933
                                                                            ------------
            RESEARCH & CONSULTING SERVICES (0.3%)
   17,154   Verisk Analytics, Inc. "A"*                                            1,057
                                                                            ------------
            TRADING COMPANIES & DISTRIBUTORS (0.5%)
   30,315   Fastenal Co.                                                           1,557
                                                                            ------------
            Total Industrials                                                      7,107
                                                                            ------------
            INFORMATION TECHNOLOGY (60.3%)
            ------------------------------
            APPLICATION SOFTWARE (2.1%)
   50,916   Adobe Systems, Inc.*                                                   2,215
   22,852   Autodesk, Inc.*                                                          942
   19,047   Citrix Systems, Inc.*                                                  1,375
   30,269   Intuit, Inc.                                                           1,987
   32,381   Nuance Communications, Inc.*                                             654
                                                                            ------------
                                                                                   7,173
                                                                            ------------
            COMMUNICATIONS EQUIPMENT (7.0%)
  544,864   Cisco Systems, Inc.                                                   11,393
    8,030   F5 Networks, Inc.*                                                       715
  175,572   QUALCOMM, Inc.(a)                                                     11,755
                                                                            ------------
                                                                                  23,863
                                                                            ------------
            COMPUTER HARDWARE (13.3%)
   95,959   Apple, Inc.(a)                                                        42,474
  177,659   Dell, Inc.                                                             2,546
                                                                            ------------
                                                                                  45,020
                                                                            ------------
            COMPUTER STORAGE & PERIPHERALS (1.5%)
   36,846   NetApp, Inc.*                                                          1,259
   24,711   SanDisk Corp.*                                                         1,359
   36,671   Seagate Technology plc                                                 1,341
   24,591   Western Digital Corp.                                                  1,236
                                                                            ------------
                                                                                   5,195
                                                                            ------------
            DATA PROCESSING & OUTSOURCED SERVICES (1.7%)
   49,585   Automatic Data Processing, Inc.                                        3,224
   13,656   Fiserv, Inc.*                                                          1,200
   37,193   Paychex, Inc.                                                          1,304
                                                                            ------------
                                                                                   5,728
                                                                            ------------
            HOME ENTERTAINMENT SOFTWARE (0.5%)
  113,810   Activision Blizzard, Inc.                                              1,658
                                                                            ------------
            INTERNET SOFTWARE & SERVICES (11.9%)
   18,107   Akamai Technologies, Inc.*                                               639
   28,060   Baidu, Inc. ADR                                                        2,461
  132,490   eBay, Inc.*                                                            7,184
    4,979   Equinix, Inc.*                                                         1,077
  172,101   Facebook, Inc. "A"*                                                    4,402
   27,336   Google, Inc. "A"*                                                     21,705
  120,873   Yahoo! Inc.*                                                           2,844
                                                                            ------------
                                                                                  40,312
                                                                            ------------
            IT CONSULTING & OTHER SERVICES (0.7%)
   30,809   Cognizant Technology Solutions Corp. "A"*                              2,360
                                                                            ------------

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3 |  USAA Nasdaq-100 Index Fund

================================================================================

                                                                                  MARKET
NUMBER                                                                             VALUE
OF SHARES   SECURITY                                                               (000)
----------------------------------------------------------------------------------------
            SEMICONDUCTOR EQUIPMENT (0.8%)
  122,603   Applied Materials, Inc.                                         $      1,653
   16,975   KLA-Tencor Corp.                                                         895
                                                                            ------------
                                                                                   2,548
                                                                            ------------
            SEMICONDUCTORS (7.6%)
   32,668   Altera Corp.                                                           1,159
   31,254   Analog Devices, Inc.                                                   1,453
   25,179   Avago Technologies Ltd.                                                  904
   52,923   Broadcom Corp. "A"                                                     1,835
  505,404   Intel Corp.                                                           11,043
   23,811   Linear Technology Corp.                                                  914
   29,832   Maxim Integrated Products, Inc.                                          974
   20,013   Microchip Technology, Inc.                                               736
  104,641   Micron Technology, Inc.*                                               1,044
   63,831   NVIDIA Corp.                                                             818
  112,887   Texas Instruments, Inc.                                                4,005
   26,711   Xilinx, Inc.                                                           1,020
                                                                            ------------
                                                                                  25,905
                                                                            ------------
            SYSTEMS SOFTWARE (13.2%)
   14,605   BMC Software, Inc.*                                                      677
   46,597   CA, Inc.                                                               1,173
   20,930   Check Point Software Technologies Ltd.*                                  983
  855,947   Microsoft Corp.(a)                                                    24,489
  483,791   Oracle Corp.                                                          15,646
   70,431   Symantec Corp.*                                                        1,738
                                                                            ------------
                                                                                  44,706
                                                                            ------------
            Total Information Technology                                         204,468
                                                                            ------------
            MATERIALS (0.4%)
            ----------------
            GOLD (0.1%)
     5,096  Randgold Resources Ltd. ADR                                              438
                                                                            ------------
            SPECIALTY CHEMICALS (0.3%)
   12,303   Sigma-Aldrich Corp.                                                      956
                                                                            ------------
            Total Materials                                                        1,394
                                                                            ------------
            TELECOMMUNICATION SERVICES (1.1%)
            ---------------------------------
            WIRELESS TELECOMMUNICATION SERVICES (1.1%)
   12,941   SBA Communications Corp. "A"*                                            932
  100,658   Vodafone Group plc ADR                                                 2,860
                                                                            ------------
                                                                                   3,792
                                                                            ------------
            Total Telecommunication Services                                       3,792
                                                                            ------------
            Total Common Stocks (cost: $234,710)                                 335,410
                                                                            ------------
            MONEY MARKET INSTRUMENTS (1.0%)

            MONEY MARKET FUNDS (0.8%)
2,629,448   State Street Institutional Liquid Reserve Fund, 0.13%(b)               2,629
                                                                            ------------

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                                                   Portfolio of Investments |  4

================================================================================

PRINCIPAL                                                                         MARKET
AMOUNT                                                                             VALUE
(000)       SECURITY                                                               (000)
----------------------------------------------------------------------------------------
            U.S. TREASURY BILLS (0.2%)
$     805   0.01%, 4/25/2013 (c),(d)                                        $        805
                                                                            ------------
            Total Money Market Instruments (cost: $3,434)                          3,434
                                                                            ------------

            TOTAL INVESTMENTS (COST: $238,144)                              $    338,844
                                                                            ============

----------------------------------------------------------------------------------------
  NUMBER OF                                                                 UNREALIZED
  CONTRACTS                              EXPIRATION       CONTRACT         DEPRECIATION
LONG/(SHORT)                                DATE         VALUE (000)           (000)
----------------------------------------------------------------------------------------
               FUTURES (1.1%)
         65    Nasdaq-100 Mini Index       6/21/13         $3,654          $          25
                                                           ------          -------------

               TOTAL FUTURES                               $3,654          $          25
                                                           ======          =============


-----------------------------------------------------------------------------------------------------
($ IN 000s)                                      VALUATION HIERARCHY
-----------------------------------------------------------------------------------------------------
                                     (LEVEL 1)        (LEVEL 2)         (LEVEL 3)
                                   QUOTED PRICES        OTHER          SIGNIFICANT
                                     IN ACTIVE       SIGNIFICANT      UNOBSERVABLE
                                      MARKETS        OBSERVABLE          INPUTS
                                   FOR IDENTICAL        INPUTS
ASSETS                                 ASSETS                                                   TOTAL
-----------------------------------------------------------------------------------------------------
Common Stocks                      $    335,410      $        --      $         --      $     335,410
Money Market Instruments:
  Money Market Funds                      2,629               --                --              2,629
  U.S. Treasury Bills                        --              805                --                805
Futures*                                     25               --                --                 25
-----------------------------------------------------------------------------------------------------
Total                              $    338,064      $       805      $         --      $     338,869
-----------------------------------------------------------------------------------------------------

*Futures are valued at the unrealized appreciation/depreciation on the investment.

For the period of January 1, 2013, through March 31, 2013, a U.S. Treasury Bill with a fair value of $805,000 was transferred from Level 1 to Level 2 as it more closely approaches its maturity. The Fund's policy is to recognize any transfers into and out of the levels as of the beginning of the period in which the event or circumstance that caused the transfer occurred.

================================================================================

5 |  USAA Nasdaq-100 Index Fund

================================================================================

NOTES TO PORTFOLIO OF INVESTMENTS

March 31, 2013 (unaudited)

GENERAL NOTES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940, as amended (the 1940 Act), is an open-end management investment company organized as a Delaware statutory trust consisting of 50 separate funds. The information presented in this quarterly report pertains only to the USAA Nasdaq-100 Index Fund (the Fund), which is classified as nondiversified under the 1940 Act.

A. SECURITY VALUATION -- The Trust's Board of Trustees (the Board) has established the Valuation Committee (the Committee), and subject to Board oversight, the Committee administers and oversees the Fund's valuation policies and procedures which are approved by the Board. Among other things, these policies and procedures allow the Fund to utilize independent pricing services, quotations from securities dealers, and a wide variety of sources and information to establish and adjust the fair value of securities as events occur and circumstances warrant.

The Committee reports to the Board on a quarterly basis and makes recommendations to the Board as to pricing methodologies and services used by the Fund and presents additional information to the Board regarding application of the pricing and fair valuation policies and procedures during the preceding quarter.

The Committee meets as often as necessary to make pricing and fair value determinations. In addition, the Committee holds regular monthly meetings to review prior actions taken by the Committee and USAA Asset Management Company (the Manager). Among other things, these monthly meetings include a review and analysis of back testing reports, pricing service quotation comparisons, illiquid securities and fair value determinations, pricing movements, and daily stale price monitoring.

The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

1. Equity securities, including exchange-traded funds (ETFs), except as otherwise noted, traded primarily on a domestic securities exchange or the Nasdaq over-the-counter markets, are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Equity securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sales price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and asked prices generally is used.

2. Debt securities purchased with original or remaining maturities of 60 days or less may be valued at amortized cost, which approximates market value.

================================================================================

6 |  USAA Nasdaq-100 Index Fund

================================================================================

3. Debt securities with maturities greater than 60 days are valued each business day by a pricing service (the Service) approved by the Board. The Service uses an evaluated mean between quoted bid and asked prices or the last sales price to price securities when, in the Service's judgment, these prices are readily available and are representative of the securities' market values. For many securities, such prices are not readily available. The Service generally prices these securities based on methods that include consideration of yields or prices of securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions.

4. Repurchase agreements are valued at cost, which approximates market value.

5. Futures are valued based upon the last sale price at the close of market on the principal exchange on which they are traded.

6. Securities for which market quotations are not readily available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by the Manager in consultation with the Fund's subadviser, if applicable, under valuation procedures approved by the Board . The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's net asset value (NAV) to be more reliable than it otherwise would be.

Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

B. FAIR VALUE MEASUREMENTS -- Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the portfolio of investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

Level 1 -- inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

Level 2 -- inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indices. Level 2 securities include all U.S. Treasury Bills which are valued at amortized cost.

Level 3 -- inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

================================================================================

7 |  USAA Nasdaq-100 Index Fund

================================================================================

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

C. DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES -- The Fund may buy, sell, and enter into certain types of derivatives, including, but not limited to futures contracts, options, and options on futures contracts, under circumstances in which such instruments are expected by the portfolio manager to aid in achieving the Fund's investment objective. The Fund also may use derivatives in circumstances where the portfolio manager believes they offer an economical means of gaining exposure to a particular asset class or securities market or to keep cash on hand to meet shareholder redemptions or other needs while maintaining exposure to the market. With exchange- listed futures contracts and options, counterparty credit risk to the Fund is limited to the exchange's clearinghouse which, as counterparty to all exchange-traded futures contracts and options, guarantees the transactions against default from the actual counterparty to the trade.

FUTURES CONTRACTS -- The Fund is subject to cash flow and tracking error risk in the normal course of pursuing its investment objectives. The Fund may use stock index futures contracts in an attempt to reduce any performance discrepancies between the Fund and the Nasdaq-100 Index. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date. Upon entering into such contracts, the Fund is required to deposit with the broker in either cash or securities an initial margin in an amount equal to a certain percentage of the contract amount. Subsequent payments (variation margin) are made or received by the Fund each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Upon entering into such contracts, the Fund bears the risk of interest or exchange rates or securities prices moving unexpectedly in an unfavorable direction, in which case, the Fund may not achieve the anticipated benefits of the futures contracts.

D. NEW ACCOUNTING PRONOUNCEMENTS -- OFFSETTING ASSETS AND LIABILITIES -- In December 2011, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2011-11, Balance Sheet (Topic 210): Disclosures about Offsetting Assets and Liabilities. The amendments in the ASU enhance disclosures about offsetting of financial assets and liabilities to enable investors to understand the effect of these arrangements on a fund's financial position. In January 2013, FASB issued ASU No. 2013-01, Balance Sheet (Topic 210):
Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities. The amendments in ASU No. 2013-01 clarify the scope of disclosures required by ASU No. 2011-11. These ASUs are effective for periods beginning on or after January 1, 2013. The Fund believes the adoption of these ASUs will not have a material impact on its financial statement disclosures.

E. As of March 31, 2013, the cost of securities, for federal income tax purposes, was approximately the same as that reported in the portfolio of investments. Gross unrealized appreciation and depreciation of investments as of March 31, 2013, were $106,135,000 and $5,435,000, respectively, resulting in net unrealized appreciation of $100,700,000.

================================================================================

                                          Notes to Portfolio of Investments |  8

================================================================================

F. The portfolio of investments category percentages shown represent the percentages of the investments to net assets, which were $339,007,000 at March 31, 2013, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets.

PORTFOLIO ABBREVIATION(S) AND DESCRIPTION(S)

ADR American depositary receipts are receipts issued by a U.S. bank evidencing ownership of foreign shares. Dividends are paid in U.S. dollars.

SPECIFIC NOTES

(a) The security, or a portion thereof, is segregated to cover the value of open futures contracts at March 31, 2013.
(b) Rate represents the money market fund annualized seven-day yield at March 31, 2013.
(c) Rate represents an annualized yield at time of purchase, not coupon rate.
(d) Securities with a value of $805,000 are segregated as collateral for initial margin requirements on open futures contracts.
*   Non-income-producing security.

================================================================================

9 |  USAA Nasdaq-100 Index Fund


ITEM 2.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Funds Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation.



ITEM 3.  EXHIBITS.

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.




                        SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUNDS TRUST - Period Ended March 31, 2013

By:*     /S/ ADYM W. RYGMYR
         --------------------------------------------------------------
         Signature and Title:  Adym W. Rygmyr, Secretary

Date:     05/22/2013
         -------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*     /S/ DANIEL S. MCNAMARA
         --------------------------------------------------------------
         Signature and Title:  Daniel S. McNamara, President

Date:     05/27/2013
         ------------------------------


By:*     /S/ ROBERTO GALINDO, JR.
         -----------------------------------------------------
         Signature and Title:  Roberto Galindo, Jr., Treasurer

Date:     05/24/2013
         ------------------------------


*PRINT THE NAME AND TITLE OF EACH SIGNING OFFICER UNDER HIS OR HER SIGNATURE.